Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Mortgage Portfolio
Entity Central Index Key	0000893226
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Mortgage Portfolio
Class Name	Class A
Trading Symbol	FSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.00%
[1]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Strategic Mortgage Portfolio returned 11.11%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	11.11	-0.54	0.91
Class A (with sales charge)	6.94	-1.30	0.53
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,839,499
Holdings Count | $ / shares	300	[2]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Mortgage Portfolio
Class Name	Class A1
Trading Symbol	FSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$79	0.75%
[3]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Strategic Mortgage Portfolio returned 11.24%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	11.24	-0.30	1.15
Class A1 (with sales charge)	7.07	-1.06	0.77
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,839,499
Holdings Count | $ / shares	300	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Mortgage Portfolio
Class Name	Class C
Trading Symbol	FSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$147	1.40%
[5]
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Strategic Mortgage Portfolio returned 10.67%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	10.67	-0.94	0.52
Class C (with sales charge)	9.67	-0.94	0.52
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,839,499
Holdings Count | $ / shares	300	[6]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Mortgage Portfolio
Class Name	Class R6
Trading Symbol	FSMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$76	0.72%
[7]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Strategic Mortgage Portfolio returned 11.46%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	11.46	-0.23	1.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,839,499
Holdings Count | $ / shares	300	[8]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Mortgage Portfolio
Class Name	Advisor Class
Trading Symbol	FSMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.75%
[9]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Strategic Mortgage Portfolio returned 11.40%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.40	-0.30	1.15
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 28,839,499
Holdings Count | $ / shares	300	[10]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.